Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related party transactions

(In thousands)
Balance at December 31, 2019	$133,054
New loans	8,360
Payments	(16,839)
Other changes, including existing loans to new related parties	316
Balance at December 31, 2020	$124,891
New loans	3,182
Payments	(28,208)
Other changes, including existing loans to new related parties	2,714
Balance at December 31, 2021	$102,579
New loans and payments include disbursements and collections from existing lines of credit.

EVERTEC Inc.
Equity method investments
(In thousands)	December 31, 2021	December 31, 2020
Equity investment in EVERTEC	$110,299	$86,158

Balance sheet data resulting from related party transactions
(In thousands)	December 31, 2021	December 31, 2020
Accounts receivable (Other assets)	$5,668	$5,678
Deposits	(150,737)	(125,361)
Accounts payable (Other liabilities)	(3,431)	(2,395)
Net total	$(148,500)	$(122,078)

Proportionate Share Of Income Loss And Changes In Stockholders Equity
	Years ended December 31,
(In thousands)	2021	2020	2019
Share of income from investment in EVERTEC	$26,096	$16,936	$16,749
Share of other changes in EVERTEC's stockholders' equity	53	865	516
Share of EVERTEC's changes in equity recognized in income	$26,149	$17,801	$17,265

Income Statement Data Resulting From Related Party Transactions
	Years ended December 31,
(In thousands)	2021	2020	2019	Category
Interest expense on deposits	$(388)	$(315)	$(106)	Interest expense
ATH and credit cards interchange income from services to EVERTEC	27,384	22,406	29,224	Other service fees
Rental income charged to EVERTEC	6,593	7,305	7,418	Net occupancy
Fees on services provided by EVERTEC	(245,945)	(223,069)	(219,992)	Professional fees
Other services provided to EVERTEC	740	1,002	1,118	Other operating expenses
Total	$(211,616)	$(192,671)	$(182,338)